CREDIT SUISSE ALTERNATIVE CAPITAL MULTI-STRATEGY INSTITUTIONAL FUND, LLC
      CREDIT SUISSE ALTERNATIVE CAPITAL LONG/SHORT INSTITUTIONAL FUND, LLC

                       SUPPLEMENT DATED NOVEMBER 16, 2007
         TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2007


The following amends and restates information under the "Principal Officers Who are Not Managers" heading:

                                               PRINCIPAL OFFICERS WHO ARE NOT MANAGERS

NAME AND AGE        POSITION(S) WITH THE        TERM OF OFFICE AND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
                       FUNDS AND THE            LENGTH (1) OF TIME                              YEARS
                       MASTER FUNDS                  SERVED
Sandra DeGaray      Chief Financial                   Since                Director, Credit Suisse Securities (USA) LLC (January
(39)                  Officer and                  August 2007             2007 - Present); Vice President (September 2004 -
                       Treasurer                                           December 2006), Citigroup Asset Management Inc. (November
                                                                           2000 - August 2004)

Michael Bessel      Chief Compliance            Since October 2006         Director,  Credit Suisse  Securities  (USA) LLC (October
(45)                    Officer                                            2006  -  Present);   Chief   Compliance   Officer,   TRG
                                                                           Management LP (September 2005 - September  2006);  Chief
                                                                           Compliance Officer,  GAM USA Inc., (May 2002 - September
                                                                           2005)

Kenneth J. Lohsen   Assistant Treasurer         Since March 2006           Managing Director, Credit Suisse Securities (USA) LLC
(48)                                                                       (since 2004); Director (1997 -2004)

Michael Ponder          Secretary               Since July 2007            Vice President, Credit Suisse (since 2007); Attorney,
(33)                                                                       Willkie, Farr & Gallagher LLP (2006-2007); Sherman &
                                                                           Sterling LLP (2005-2006); Seward & Kissel LLP
                                                                           (2003-2005); Sutherland, Asbill & Brennan LLP
                                                                           (2000-2003).


(1) Each officer of the Funds serves for an indefinite term until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.